Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense	¥ 881,076	$ 124,398	¥ 685,714	¥ 545,048
Operating expenses	¥ 2,400,000	$ 300,000